Intangible assets, net - Narrative (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Software licensing agreement period	3 years
Amount of transaction	¥ 50,000
Intangible assets		¥ 491,226	¥ 268,469
Amortization period			3 years
Distribution and licensing rights
Intangible assets, net
Intangible assets		¥ 143,725